Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,654	$ 1,661
Restricted cash	199	150
Prepaid expenses and other receivables	561	170
Trade receivables	74	73
Total current assets	3,488	2,054
NON-CURRENT ASSETS:
Property, plant and equipment, net	10,711	7,793
Operating lease right-of-use assets	2,976	1,779
Total non-current assets	13,687	9,572
Total assets	17,175	11,626
CURRENT LIABILITIES:
Trade payables	844	407
Operating lease liabilities	369	329
Other payables	1,019	849
Total current liabilities	2,232	1,585
NON-CURRENT LIABILITIES:
Loan from others	285	294
Non-current operating lease liabilities	2,926	1,644
Total non-current liabilities	3,211	1,938
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 1,600,000,000,000 shares at June 30, 2026 and at December 31, 2025; Issued and outstanding 22,800,887,584, shares at June 30, 2026 and 13,872,899,584 shares at December 31, 2025
Preferred shares, no par value; Authorized: 1,000 shares at June 30, 2026 and 1,000 shares at December 31, 2025 (redemption amount of $34,000); Issued and outstanding: 1,000 shares at June 30, 2026 and 1,000 shares at December 31, 2025.	5,627	5,627
Additional paid-in capital	132,516	130,062
Accumulated deficit	(124,272)	(125,846)
Accumulated other comprehensive loss	(2,139)	(1,740)
Total shareholders’ equity	11,732	8,103
Total liabilities and shareholders’ equity	$ 17,175	$ 11,626